PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement - Parent Company [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Profit before tax	£ 4,102	£ 2,416	£ 3,463
Fair value and exchange adjustments and other non-cash items	(715)	495	1,986
Change in other assets	(572)	18	(50)
Change in other liabilities and other items	7,538	8,431	(8,392)
Dividends received	(4,000)	(2,650)	(3,759)
Distributions on other equity instruments received	(324)	(292)	(119)
Tax (paid) received	660	(197)	(679)
Net cash provided by (used in) operating activities	6,689	8,221	(7,550)
Cash flows from investing activities
Return of capital contribution	9	77	441
Dividends received	4,000	2,650	3,759
Distributions on other equity instruments received	324	292	119
Acquisition of and capital injections to subsidiaries	(12,753)	(320)	(3,522)
Return of capital	11,114
Amounts advanced to subsidiaries	(21,577)	(8,476)	(4,978)
Repayment of loans to subsidiaries	12,602	475	13,166
Interest received on loans to subsidiaries	370	244	496
Net cash (used in) provided by investing activities	(5,911)	(5,058)	9,481
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,240)	(2,284)	(2,014)
Distributions on other equity instruments	(433)	(415)	(412)
Issue of subordinated liabilities	1,729		1,061
Interest paid on subordinated liabilities	(275)	(248)	(229)
Share buy-back	(1,005)
Issue of other equity instruments	1,129
Repayment of subordinated liabilities			(319)
Proceeds from issue of ordinary shares	102	14
Net cash provided by financing activities	(993)	(2,933)	(1,913)
Change in cash and cash equivalents	(215)	230	18
Cash and cash equivalents at beginning of year	272	42	24
Cash and cash equivalents at end of year	£ 57	£ 272	£ 42